Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation
16.	Share-based compensation
(a) Share option plan
In January 2019, the board of the directors of the Company approved a 2019 Equity incentive plan. The equity incentive plan replaced the 2017 equity incentive plan and 2018 equity incentive plan that the Company previously adopted in their entirety and assumed the awards previously granted under these two plans.
Share-based compensation expense related to the option awards granted to the employees amounted to approximately RMB272.0 million, RMB463.2 million and RMB200.2 million for the years ended December 31, 2019, 2020 and 2021. From time to time some employees of companies under common control of the founder resigned and joined the Group as employees. The related unvested options granted were not modified in connection with the change in status, but future service is still necessary to earn the award over the remaining periods. Accordingly, the share-based compensation expense related to the unvested options were measured as if the related unvested options were newly granted at the date of the change and recognized over the remaining vesting periods. On the date of transfer, total share-based compensation expense measured at fair value amounted to RMB7.5 million, nil and nil for the years ended December 31, 2019, 2020 and 2021, respectively. These expenses are recognized over the remaining vesting periods.
The following table summarizes the share option activity for the years ended December 31, 2019, 2020 and 2021:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		RMB	In Years	RMB’000	RMB
Outstanding at January 1, 2019	12,175,583	0.0007	8.1	1,939,500	33.95
Granted	3,538,204	0.0007			270.11
Exercised	(2,197,104)	0.0007
Forfeited	(2,170,302)	0.0007
Outstanding at December 31, 2019	11,346,381	0.0007	7.7	1,079,661	96.29
Granted	2,607,249	0.0007			104.85
Exercised	(3,144,786)	0.0007
Forfeited	(1,378,694)	0.0007

Outstanding at December 31, 2020	9,430,150	0.0007	7.2	391,330	78.35

Granted	1,041,585	0.0007			46.77
Exercised	(3,049,281)	0.0007
Forfeited	(1,041,366)	0.0007

Outstanding at December 31, 2021	6,381,088	0.0007	6.5	45,236	47.97

Vested and expected to vest at December 31, 2021	6,183,397	0.0007	6.4	43,835	43.29
Exercisable at December 31, 2021	5,317,951	0.0007	5.9	37,700	35.99
The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the estimated fair value of the underlying shares of RMB95.20, RMB41.50 and RMB7.1 (US$1.11) at December 31, 2019, 2020 and 2021.
The total fair value of share options vested during the years ended December 31, 2019, 2020 and 2021 was RMB326.5 million, RMB346.5 million and RMB115.2 million, respectively. The total intrinsic value of options exercised during the years ended December 31, 2019, 2020 and 2021 were RMB428.3 million, RMB265.2 million and RMB296.7 million, respectively.
As of December 31, 2021, there was RMB122.9 million of unrecognized share-based compensation expense related to share options granted, which were expected to be recognized over a weighted-average vesting period of 0.2 to 1.2 years, respectively. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.
The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees.
The fair values of share options granted during the years ended December 31, 2019, 2020 and 2021.

	Options Granted in the year ended December 31, 2019	Options Granted in the year ended December 31, 2020	Options Granted in the year ended December 31, 2021
Expected volatility	49.92%-50.65%	57.77%-58.65%	60.31%-61.94%
Risk-free interest rate	1.80%-2.52%	0.82%-1.09%	1.66%-1.96%
Exercise multiple	2.8	2.8	2.8
Expected dividend yield	—%	—%	—%
Contractual term	10	10	10
Expected forfeiture rate (post-vesting)	0-20%	0-20%	0-20%
Fair value of the common share on the date of option grant (RMB)	94.96-310.64	41.50-77.78	7.09-60.19

Notes:

(i)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the Chinese sovereign bond/US government bond with a maturity life equal to the expected life to expiration.

(ii)	The Company has no history or expectation of paying dividends on its ordinary shares.

(iii)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.